Award Timing Disclosure	12 Months Ended
Jun. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not grant stock options, stock appreciation rights or similar option-like instruments in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and does not time the public release of such information based on stock option grant dates. Grants of stock options are awarded either on a preestablished date during an “open trading window” or in connection with an individual’s date of hire. During the last completed fiscal year, we have not granted options to any NEO during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Grants of stock options are awarded either on a preestablished date during an “open trading window” or in connection with an individual’s date of hire.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not grant stock options, stock appreciation rights or similar option-like instruments in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and does not time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false